Summary of Significant Accounting Policies - Estimated Useful Life of Assets (Detail)	12 Months Ended
Dec. 31, 2019
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Term of the lease
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Bottom of range [member] | Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Top of range [member] | Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years